INCOME TAXES - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State statutory rate	5.40%	6.90%
Permanent tax differences	(3.90%)	3.70%
Derivative/Warrant Revaluation		(30.90%)
Debt Discount	12.70%	1.60%
Deferred true-ups	4.90%	48.90%
Other	0.70%
Change in valuation allowance	(40.80%)	(51.20%)